Post-employment Benefits - Reconciliation (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post-employment benefit plans
Vested benefit obligations	$ 585,271	$ 896,017
Unvested benefit obligations	691,962	2,288,348
Defined benefit obligation	1,277,233	3,184,365
Fair value of plan assets	505,765	1,270,685
Underfunded status of the plan assets	771,468	1,913,680
Post-employment benefit liability (asset)	771,468	1,913,680	$ 2,080,651
Pensions
Post-employment benefit plans
Vested benefit obligations	323,414	560,723
Unvested benefit obligations	403,549	1,881,974
Defined benefit obligation	726,963	2,442,697
Fair value of plan assets	459,618	978,892
Underfunded status of the plan assets	267,345	1,463,805
Post-employment benefit liability (asset)	267,345	1,463,805
Seniority Premiums
Post-employment benefit plans
Vested benefit obligations	261,857	335,294
Unvested benefit obligations	288,413	406,374
Defined benefit obligation	550,270	741,668
Fair value of plan assets	46,147	291,793
Underfunded status of the plan assets	504,123	449,875
Post-employment benefit liability (asset)	$ 504,123	$ 449,875